Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 10,644	$ 29,249
Other Assets	177,254	113,225
Accrued Liabilities	(142,147)	(187,687)
Derivative Liabilities	(83,211)	(167,469)
Derivative Financial Instruments, Liabilities
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(3,159)	(4,799)
Current Portion of Derivative Liabilities	(62,273)	(42,515)
Derivative Liabilities	(83,211)	(167,469)
Derivative Financial Instruments, Liabilities | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(2,255)	(665)
Derivative Liabilities	(207)	(67)
Derivative Financial Instruments, Liabilities | Cross currency swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(933)	(916)
Current Portion of Derivative Liabilities	(41,185)	(4,412)
Derivative Liabilities	0	(38,678)
Derivative Financial Instruments, Liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,226)	(3,883)
Current Portion of Derivative Liabilities	(18,833)	(37,438)
Derivative Liabilities	(83,004)	(128,724)
Derivative Financial Instruments, Assets
Derivatives, Fair Value [Line Items]
Other Current Assets	837	580
Other Assets	7,205	1,593
Derivative Financial Instruments, Assets | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Other Current Assets	100	347
Other Assets	0	28
Derivative Financial Instruments, Assets | Cross currency swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	0	0
Other Assets	0	0
Derivative Financial Instruments, Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	737	233
Other Assets	$ 7,205	$ 1,565